UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund

December 31, 2012

Shares	Description (1)				Value

	COMMON STOCKS – 0.0%

	Paper & Forest Products – 0.0%

30,709	Catalyst Paper Corporation, (2)				$14,587
	Total Common Stocks (cost $14,491)				14,587

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 1.5%

	Health Care Equipment & Supplies – 0.5%

$1,537	Hologic Inc. Convertible Bond	2.000%	12/15/37	B+	$1,532,197
	Health Care Providers & Services – 0.3%

500	LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	BB–	514,062

500	Omnicare, Inc.	3.250%	12/15/35	B+	498,750
1,000	Total Health Care Providers & Services				1,012,812
	Life Sciences Tools & Services – 0.2%

500	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	501,250
	Multiline Retail – 0.1%

200	Saks, Inc., Convertible Bonds	2.000%	3/15/24	BB	207,500
	Semiconductors & Equipment – 0.4%

1,000	ON Semiconductor Corporation	2.625%	12/15/26	BB	1,021,250
$4,237	Total Convertible Bonds (cost $4,178,577)				4,275,009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 67.0%

	Aerospace & Defense – 0.6%

$750	Sequa Corporation, 144A	7.000%	12/15/17	CCC+	$754,688

1,000	TransDigm Inc.	7.750%	12/15/18	B–	1,106,250
1,750	Total Aerospace & Defense				1,860,938
	Airlines – 1.1%

3,000	Continental Airlines, Inc., 144A	6.750%	9/15/15	Ba2	3,150,000
	Auto Components – 0.8%

2,000	Exide Technologies	8.625%	2/01/18	B	1,695,000

500	Tenneco Inc.	7.750%	8/15/18	BB–	542,500
2,500	Total Auto Components				2,237,500
	Chemicals – 0.9%

500	Ferro Corporation	7.875%	8/15/18	B–	451,250

1,600	Ineos Finance PLC, 144A	8.375%	2/15/19	B+	1,724,000

500	PolyOne Corporation	7.375%	9/15/20	BB–	546,250
2,600	Total Chemicals				2,721,500
	Commercial Services & Supplies – 1.4%

3,000	Ceridian Corporation, 144A	8.875%	7/15/19	B1	3,255,000

300	Ceridian Corporation	12.250%	11/15/15	CCC	300,750

500	Mead Products LLC/ACCO Brands, 144A	6.750%	4/30/20	BB	525,000
3,800	Total Commercial Services & Supplies				4,080,750

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

December 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Communications Equipment – 2.1%

$2,000	Avaya Inc., 144A	9.000%	4/01/19	B1	$2,035,000

1,000	IntelSat Jackson Holdings	7.250%	4/01/19	B	1,075,000

1,000	IntelSat Jackson Holdings	7.500%	4/01/21	B	1,102,500

2,000	Nortel Networks Limited, (6)	0.000%	7/15/13	N/R	2,135,000
6,000	Total Communications Equipment				6,347,500
	Computers & Peripherals – 0.8%

800	Seagate HDD Cayman	7.750%	12/15/18	BB+	879,000

1,500	Sungard Data Systems Inc., 144A	6.625%	11/01/19	B–	1,533,750
2,300	Total Computers & Peripherals				2,412,750
	Containers & Packaging – 1.4%

1,000	Ardagh Packaging Finance PLC, 144A	7.375%	10/15/17	Ba3	1,087,500

1,000	Ardagh Packaging Finance PLC, 144A	7.375%	10/15/17	Ba3	1,086,250

1,250	Reynolds Group	7.875%	8/15/19	B+	1,390,625

500	Reynolds Group	6.875%	2/15/21	B+	538,750
3,750	Total Containers & Packaging				4,103,125
	Distributors – 1.7%

1,000	HD Supply Inc., 144A	8.125%	4/15/19	B+	1,140,000

3,340	HD Supply Inc., 144A	11.500%	7/15/20	CCC+	3,761,675
4,340	Total Distributors				4,901,675
	Diversified Consumer Services – 0.4%

1,000	Servicemaster Company	8.000%	2/15/20	B–	1,042,500
	Diversified Financial Services – 0.4%

1,000	Charter Communications, CCO Holdings LLC	7.375%	6/01/20	BB–	1,110,000
	Diversified Telecommunication Services – 3.5%

1,213	Cincinnati Bell Inc.	8.375%	10/15/20	B1	1,313,072

1,500	CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	1,563,750

2,000	Frontier Communications Corporation	7.125%	1/15/23	BB+	2,120,000

2,000	Level 3 Financing Inc., 144A	7.000%	6/01/20	BB–	2,090,000

2,000	Level 3 Financing Inc.	8.625%	7/15/20	BB–	2,220,000

1,000	Windstream Corporation	7.500%	4/01/23	BB+	1,052,500
9,713	Total Diversified Telecommunication Services				10,359,322
	Electric Utilities – 0.4%

1,000	Energy Future Intermediate Holding Company LLC, 144A	11.750%	3/01/22	B	1,110,000
	Energy Equipment & Services – 0.7%

2,000	Hornbeck Offshore Services Inc.	5.875%	4/01/20	BB–	2,090,000
	Food & Staples Retailing – 2.1%

1,600	Rite Aid Corporation	9.250%	3/15/20	CCC+	1,704,000

500	Rite Aid Corporation	8.000%	8/15/20	BB–	571,250

4,000	U.S. Foodservice, 144A	8.500%	6/30/19	CCC+	4,080,000
6,100	Total Food & Staples Retailing				6,355,250
	Food Products – 0.5%

1,500	JBS USA LLC, 144A	8.250%	2/01/20	BB	1,590,000
	Gas Utilities – 0.7%

2,000	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	2,225,000

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Health Care Equipment & Supplies – 3.7%

$500	Apria Healthcare Group Inc.	12.375%	11/01/14	B	$495,000

1,500	Biomet Inc., 144A	6.500%	8/01/20	B–	1,593,750

2,400	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	2,517,000

1,400	Chiron Merger Sub Inc., 144A	12.500%	11/01/19	CCC+	1,331,750

500	DJO Finance LLC/DJO Finance Corporation, 144A	8.750%	3/15/18	B–	546,250

3,000	DJO Finance LLC/DJO Finance Corporation, 144A	9.875%	4/15/18	CCC+	3,097,500

1,000	Hologic Incorporated, 144A	6.250%	8/01/20	BB	1,077,500

165	Rotech Healthcare Inc.	10.750%	10/15/15	B3	164,588
10,465	Total Health Care Equipment & Supplies				10,823,338
	Health Care Providers & Services – 7.4%

1,500	Amsurg Corporation, 144A	5.625%	11/30/20	Ba3	1,560,000

1,000	Aviv Healthcare Properties LP	7.750%	2/15/19	B+	1,060,000

500	Capella Healthcare Inc.	9.250%	7/01/17	B	536,250

3,000	HCA Holdings Inc.	6.250%	2/15/21	B–	3,075,000

3,000	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	2,835,000

3,000	Prospect Medical Holdings Inc., 144A	8.375%	5/01/19	B2	3,157,500

1,385	Symbion Inc.	8.000%	6/15/16	B	1,426,550

500	Universal Health Services Inc.	7.000%	10/01/18	BB–	551,250

2,000	Universal Hospital Services Inc., 144A	7.625%	8/15/20	B+	2,107,500

2,000	Vanguard Health Holding LLC/Inc., 144A	7.750%	2/01/19	B–	2,070,000

1,200	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B–	1,242,000

2,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	2,130,000
21,085	Total Health Care Providers & Services				21,751,050
	Health Care Technology – 0.2%

500	MedAssets Inc.	8.000%	11/15/18	B–	542,500
	Hotels, Restaurants & Leisure – 2.9%

350	Carrols Restaurant Group, 144A	11.250%	5/15/18	B–	383,250

500	Harrah’s Operating Company, Inc.	5.625%	6/01/15	CCC	437,500

2,000	Landry’s Holdings, 144A	10.250%	1/01/18	CCC+	1,990,000

1,000	Landry’s Restaurants Inc., 144A	9.375%	5/01/20	CCC+	1,055,000

1,200	MGM Resorts International Inc.	8.625%	2/01/19	B+	1,338,000

1,200	MGM Resorts International Inc.	7.750%	3/15/22	B+	1,284,000

2,000	Pinnacle Entertainment Inc.	7.750%	4/01/22	B	2,130,000
8,250	Total Hotels, Restaurants & Leisure				8,617,750
	Household Durables – 1.3%

250	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	256,250

1,600	Libbey Glass Inc.	6.875%	5/15/20	B+	1,720,000

1,000	Spectrum Brands Inc., 144A	6.375%	11/15/20	BB–	1,050,000

750	Tempur Pedic International Inc., 144A	6.875%	12/15/20	B+	771,563
3,600	Total Household Durables				3,797,813
	Household Products – 1.9%

3,000	313 Group Incorporated, 144A	8.750%	12/01/20	CCC+	2,947,500

1,500	Spectrum Brands Inc., 144A	6.625%	11/15/22	BB–	1,608,750

1,000	Spectrum Brands Inc., 144A	9.500%	6/15/18	Ba3	1,135,000
5,500	Total Household Products				5,691,250

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

December 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Independent Power Producers & Energy Traders – 0.5%

$1,500	NRG Energy Inc., 144A	6.625%	3/15/23	BB	$1,605,000
	IT Services – 1.6%

3,000	First Data Corporation, 144A	7.375%	6/15/19	BB–	3,105,000

500	Lender Processing Services Inc.	5.750%	4/15/23	BB+	518,750

1,000	Zayo Escrow Corporation	8.125%	1/01/20	B1	1,112,500
4,500	Total IT Services				4,736,250
	Leisure Equipment & Products – 0.7%

2,000	PC Merger Sub Inc., 144A	8.875%	8/01/20	CCC+	2,145,000
	Machinery – 1.8%

1,750	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	1,806,875

1,500	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	1,548,750

2,000	Terex Corporation	6.000%	5/15/21	B+	2,105,000
5,250	Total Machinery				5,460,625
	Media – 5.7%

1,750	AMC Networks Inc.	4.750%	12/15/22	BB–	1,758,750

1,750	Cequel Communications Holding I LLC Capital, 144A	6.375%	9/15/20	B–	1,822,187

1,000	Charter Communications, CCO Holdings LLC	7.000%	1/15/19	BB–	1,078,750

1,000	Charter Communications, CCO Holdings LLC	6.625%	1/31/22	BB–	1,092,500

800	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	798,000

109	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	99,735

1,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC–	932,500

2,500	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC–	1,893,750

500	Clear Channel Worldwide Holdings Inc.	7.625%	3/15/20	B	498,750

1,100	Clear Channel Worldwide Holdings Inc.	7.625%	3/15/20	B	1,108,250

337	Entravision Communications Corporation	8.750%	8/01/17	B	365,645

1,000	Mediacom LLC	7.250%	2/15/22	B	1,075,000

1,000	National CineMedia LLC	6.000%	4/15/22	Ba2	1,060,000

500	UnityMedia Hessen GmBH, 144A	7.500%	3/15/19	BB–	550,000

1,000	UPCB Finance Limited, 144A	7.250%	11/15/21	BB–	1,100,000

500	UPCB Finance VI Limtied, 144A	6.875%	1/15/22	BB–	541,250

1,000	WideOpenWest Finance Capital Corporation, 144A	10.250%	7/15/19	CCC+	1,062,500
16,846	Total Media				16,837,567
	Metals & Mining – 0.6%

1,000	Global Brass and Copper, 144A	9.500%	6/01/19	B	1,082,500

500	Novelis Inc.	8.750%	12/15/20	B	557,500
1,500	Total Metals & Mining				1,640,000
	Multiline Retail – 1.2%

1,000	Bon-Ton Department Stores Inc.	10.625%	7/15/17	B–	972,500

2,700	Bon-Ton Department Stores Inc., 144A	10.250%	3/15/14	CCC	2,673,000
3,700	Total Multiline Retail				3,645,500
	Oil, Gas & Consumable Fuels – 8.9%

1,000	Calumet Specialty Products	9.375%	5/01/19	B	1,085,000

250	Chaparral Energy Inc.	7.625%	11/15/22	B–	262,500

2,000	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	1,990,000

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

$500	EPL Oil & Gas Inc., 144A	8.250%	2/15/18	B–	$513,750

1,250	Everest Acquisition LLC Finance	7.750%	9/01/22	B	1,325,000

1,000	Genesis Energy LP	7.875%	12/15/18	B1	1,067,500

500	Halcon Resources Limited Liability Corporation, 144A	8.875%	5/15/21	B3	530,000

2,000	Laredo Petroleum Inc.	7.375%	5/01/22	B–	2,170,000

2,000	Linn Energy LLC Finance Corporation, 144A	6.250%	11/01/19	B	2,010,000

2,850	Magnum Hunter Resources Corporation, 144A	9.750%	5/15/20	Caa1	2,956,875

2,000	Oasis Petroleum Inc.	6.500%	11/01/21	B	2,125,000

2,000	PetroBakken Energy Limited, 144A	8.625%	2/01/20	CCC+	2,030,000

3,000	Plains Exploration & Production Company	6.500%	11/15/20	B1	3,322,500

1,500	Sandridge Energy Inc.	7.500%	3/15/21	B	1,605,000

1,500	Sandridge Energy Inc.	7.500%	2/15/23	B	1,605,000

1,600	Shelf Drill Holdings Limited, 144A	8.625%	11/01/18	B1	1,640,000
24,950	Total Oil, Gas & Consumable Fuels				26,238,125
	Paper & Forest Products – 0.1%

532	Catalyst Paper Corporation	11.000%	10/30/17	N/R	404,453
	Personal Products – 0.4%

1,000	Prestige Brands Inc.	8.125%	2/01/20	B–	1,112,500
	Pharmaceuticals – 0.6%

72	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	72,000

897	Angiotech Pharmaceuticals Inc.	9.000%	12/01/16	N/R	905,970

750	Warner Chilcott Company LLC	7.750%	9/15/18	BB–	798,750
1,719	Total Pharmaceuticals				1,776,720
	Real Estate Investment Trust – 0.4%

1,200	Istar Financial Inc.	9.000%	6/01/17	B+	1,308,000
	Road & Rail – 0.9%

1,000	Avis Budget Car Rental	8.250%	1/15/19	B+	1,105,000

850	Hertz Corporation, 144A	5.875%	10/15/20	B	888,250

500	Swift Services Holdings Inc.	10.000%	11/15/18	B+	548,750
2,350	Total Road & Rail				2,542,000
	Software – 0.8%

400	Emdeon Incorporated	11.000%	12/31/19	CCC+	462,000

850	Infor US Inc.	11.500%	7/15/18	B–	994,500

750	Infor US Inc.	9.375%	4/01/19	B–	841,875
2,000	Total Software				2,298,375
	Specialty Retail – 2.9%

3,000	Claires Stores, Inc., 144A	9.000%	3/15/19	B	3,217,500

1,000	Claires Stores, Inc.	10.500%	6/01/17	CCC	867,500

1,000	Dufry Finance SCA, 144A	5.500%	10/15/20	BB+	1,035,000

2,850	Jo-Ann Stores Holdings Inc., 144A	9.750%	10/15/19	CCC+	2,874,937

500	Sonic Automotive Inc., 144A	7.000%	7/15/22	B+	547,500
8,350	Total Specialty Retail				8,542,437
	Textiles, Apparel & Luxury Goods – 1.1%

2,000	Levi Strauss & Company	6.875%	5/01/22	B+	2,145,000

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

December 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Textiles, Apparel & Luxury Goods (continued)

$1,000	Perry Ellis International	7.875%	4/01/19	B+	$1,045,000
3,000	Total Textiles, Apparel & Luxury Goods				3,190,000
	Trading Companies & Distributors – 1.2%

2,000	United Rental Financing Escrow Corporation, 144A	5.750%	7/15/18	BB	2,155,000

1,200	United Rental Financing Escrow Corporation, 144A	7.375%	5/15/20	B+	1,317,000
3,200	Total Trading Companies & Distributors				3,472,000
	Wireless Telecommunication Services – 0.7%

1,000	Nortel Networks Limited, (6)	10.125%	7/15/13	N/R	1,145,000

1,000	Syniverse Holdings Inc.	9.125%	1/15/19	B–	1,067,500
2,000	Total Wireless Telecommunication Services				2,212,500
$189,350	Total Corporate Bonds (cost $188,394,580)				198,088,563

Principal Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 28.5% (5)

	Aerospace & Defense – 0.3%

$875	Hamilton Sundstrand Industrial, Term Loan	5.000%	12/05/19	B+	$883,827
	Airlines – 0.8%

2,000	Delta Air Lines, Inc., Term Loan B1	5.250%	10/18/18	Ba2	2,018,126

241	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	BB–	240,745
2,241	Total Airlines				2,258,871
	Auto Components – 0.7%

1,000	FleetPride Corporation, Term Loan, First Lien	5.250%	11/16/19	B1	1,004,167

955	Schaeffler AG, Term Loan B2	6.000%	12/12/17	Ba3	966,938
1,955	Total Auto Components				1,971,105
	Biotechnology – 0.1%

295	Grifols, Inc., Term Loan	4.500%	6/01/17	BB	297,890
	Capital Markets – 0.6%

850	American Capital, LTD., Senior Secured Term Loan	5.500%	8/15/16	B+	864,875

987	Walter Investment Management Corporation, Tranche B, Term Loan	5.750%	11/28/17	B+	993,055
1,837	Total Capital Markets				1,857,930
	Chemicals – 0.7%

893	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	904,276

448	Styron S.a.r.l. Corporation,Term Loan	8.000%	8/02/17	B+	438,962

66	Tronox, Inc., Delayed Term Loan	4.250%	2/08/18	BB+	66,281

241	Tronox, Inc., Term Loan B, First Lien	4.250%	2/03/18	BB+	243,255

490	Univar, Inc., Term Loan	5.000%	6/30/17	B+	489,864
2,138	Total Chemicals				2,142,638
	Commercial Services & Supplies – 1.2%

1,000	ADS Waste Holdings, Inc., Term Loan B	5.250%	10/09/19	B+	1,013,750

2,496	Ceridian Corporation, Extended Term Loan	5.959%	5/09/17	B1	2,497,352
3,496	Total Commercial Services & Supplies				3,511,102
	Communications Equipment – 0.7%

613	Avaya, Inc., Term Loan	3.062%	10/27/14	B1	601,181

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	Communications Equipment (continued)

$1,000	CompuCom Systems, Inc., Term Loan, First Lien	6.500%	10/04/18	B+	$1,006,250

496	Genesys International Corporation, Term Loan B	6.750%	1/31/19	BB–	503,073
2,109	Total Communications Equipment				2,110,504
	Consumer Finance – 0.5%

1,000	Residential Capital Corp, Term Loan A1	5.000%	11/18/13	Ba1	1,006,250

375	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	373,477
1,375	Total Consumer Finance				1,379,727
	Containers & Packaging – 0.4%

714	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	723,341

476	Sealed Air Corporation, Term Loan B1	4.000%	10/03/18	Ba1	483,311
1,190	Total Containers & Packaging				1,206,652
	Distributors – 0.4%

1,244	HD Supply, Inc., Term Loan	7.250%	10/12/17	B+	1,280,026
	Diversified Consumer Services – 0.3%

995	Cengage Learning Acquisitions, Inc., Term Loan	2.720%	7/03/14	CCC+	786,682
	Diversified Financial Services – 0.7%

1,990	Sheridan Holdings, Inc., Term Loan, First Lien	6.000%	7/01/18	B+	2,018,606
	Food & Staples Retailing – 1.3%

900	BJ Wholesale Club, Inc., Term Loan, First Lien	5.750%	9/26/19	B	913,661

500	BJ Wholesale Club, Inc., Term Loan, Second Lien	9.750%	3/26/20	CCC+	516,875

898	Wendy’s/Arby’s Restaurants, Inc., Term Loan B	4.750%	5/15/19	BB–	908,010

1,481	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	1,496,063
3,779	Total Food & Staples Retailing				3,834,609
	Food Products – 1.5%

1,000	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	1,013,125

900	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	922,500

2,449	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B2	2,462,322
4,349	Total Food Products				4,397,947
	Health Care Equipment & Supplies – 0.3%

873	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB–	884,359
	Health Care Providers & Services – 2.0%

693	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B1	684,778

460	IASIS Healthcare LLC, Term Loan B	5.000%	5/03/18	Ba3	462,409

98	LifeCare Holdings, Inc., Term Loan Add On, (6)	8.093%	2/01/16	CCC–	93,964

543	LifeCare, Term Loan, (6)	8.093%	2/01/16	CCC–	520,935

319	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	321,640

748	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	746,849

493	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB–	495,373

1,489	Select Medical Corporation, Tranche B, Term Loan A	5.500%	6/01/18	BB–	1,501,777

954	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	957,156
5,797	Total Health Care Providers & Services				5,784,881
	Health Care Technology – 0.2%

660	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB–	667,520

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

December 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	Hotels, Restaurants & Leisure – 1.0%

$1,489	Landry’s Restaraunts, Inc., Term Loan B	6.500%	4/24/18	B+	$1,507,359

1,500	MGM Resorts International, Term Loan B	4.250%	12/20/19	Ba2	1,518,282
2,989	Total Hotels, Restaurants & Leisure				3,025,641
	Household Durables – 0.5%

1,500	AOT Bedding Super Holdings LLC, Term Loan B	5.000%	10/01/19	B+	1,504,271
	Household Products – 0.0%

65	Visant Corporation, Term Loan	5.250%	12/22/16	BB–	59,216
	Internet & Catalog Retail – 0.6%

235	Burlington Coat Factory Warehouse Corporation, Term Loan B1	5.500%	2/23/17	B	237,781

1,500	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	1,503,750
1,735	Total Internet & Catalog Retail				1,741,531
	Internet Software & Services – 1.0%

173	Go Daddy Operating Co. LLC, Term Loan, Tranche B1	5.500%	12/17/18	Ba3	173,608

1,995	Sabre, Inc., Incremental Term Loan	7.250%	12/29/17	B1	2,026,587

673	Web.com Group, Inc., Term Loan, First Lien	5.500%	10/27/17	Ba3	679,333
2,841	Total Internet Software & Services				2,879,528
	IT Services – 1.1%

1,000	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	998,750

817	SRA International, Term Loan	6.500%	7/20/18	B1	781,393

400	VFH Parent LLC, Term Loan	7.500%	7/08/16	Ba1	401,330

995	Zayo Group LLC, Term Loan B	5.250%	7/02/19	B1	1,006,940
3,212	Total IT Services				3,188,413
	Machinery – 0.3%

1,000	Navistar International Corporation, Term Loan B	7.000%	8/17/17	Ba2	1,007,500
	Media – 2.3%

277	Atlantic Broadband Finance LLC, Term Loan B	4.500%	9/20/19	Ba3	279,547

693	Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	696,228

350	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	361,375

500	Kabel Deutschland GmbH, Term Loan F	4.250%	1/20/19	Ba2	503,646

1,500	Tribune Company, Exit Term Loan B, (WI/DD)	TBD	TBD	BB+	1,500,188

2,408	WideOpenWest Finance LLC, Term Loan B	6.250%	7/12/18	B1	2,439,316

1,000	WMG Acquisition Corporation, New Term Loan, First Lien	5.250%	11/01/18	Ba2	1,012,917
6,728	Total Media				6,793,217
	Metals & Mining – 0.4%

1,273	FMG Resources, Ltd., Term Loan B	5.250%	10/18/17	BB+	1,286,019
	Multiline Retail – 0.1%

195	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	197,527
	Oil, Gas & Consumable Fuels – 0.7%

992	CCS Income Trust, Delayed Term Loan	3.209%	11/14/14	B2	978,683

1,000	El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	Ba3	1,008,393
1,992	Total Oil, Gas & Consumable Fuels				1,987,076
	Personal Products – 0.1%

354	Prestige Brands, Inc., Term Loan 1	5.261%	1/27/19	BB–	358,910

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	Pharmaceuticals – 2.3%

$1,990	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	$2,010,610

271	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	275,106

48	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	55,213

1,372	Par Pharmaceutical Companies, Inc., Term Loan B	5.000%	9/30/19	B+	1,373,420

495	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	Ba3	503,508

790	Quintiles Transnational Corp., Term Loan B2, (WI/DD)	TBD	TBD	BB–	796,419

1,795	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D	4.250%	2/13/19	BBB–	1,808,218
6,761	Total Pharmaceuticals				6,822,494
	Real Estate Investment Trust – 0.5%

1,446	iStar Financial, Inc., Term Loan	5.750%	10/15/17	BB–	1,464,046
	Real Estate Management & Development – 0.3%

443	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	448,620

372	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	374,432
815	Total Real Estate Management & Development				823,052
	Road & Rail – 0.1%

379	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/21/17	BB	383,551
	Software – 2.1%

1,732	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB–	1,751,681

454	BlackBoard, Inc., Term Loan, First Lien	7.500%	10/04/18	B+	459,263

437	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	443,493

500	Deltek, Inc., Term Loan, First Lien	6.000%	10/10/18	B+	504,688

500	Deltek, Inc., Term Loan, Second Lien	10.000%	10/10/19	CCC+	508,542

1,175	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	1,188,390

1,241	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB–	1,255,263

128	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB–	129,333
6,167	Total Software				6,240,653
	Specialty Retail – 1.1%

917	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B1	929,653

442	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	444,411

124	Lord & Taylor Holdings LLC, Term Loan	5.750%	1/11/19	BB	125,319

923	Party City Corporation, Term Loan	5.750%	7/27/19	B1	933,933

952	Tempur-Pedic International, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	965,674
3,358	Total Specialty Retail				3,398,990
	Textiles, Apparel & Luxury Goods – 0.5%

1,500	Phillips-Van Heusen Corporation, Term Loan B, (WI/DD)	TBD	TBD	BBB–	1,510,981
	Wireless Telecommunication Services – 0.8%

365	Clear Channel Communications, Inc., Tranche B, Term Loan	3.862%	1/29/16	CCC+	303,763

1,995	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,943,878
2,360	Total Wireless Telecommunication Services				2,247,641
$83,868	Total Variable Rate Senior Loan Interests (cost $82,599,580)				84,195,133

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

December 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.0%

$6,016	Repurchase Agreement with State Street Bank, dated 12/31/12, repurchase price $6,016,018, collateralized by $5,810,000 U.S. Treasury Notes, 3.125%, due 11/15/41, value $6,138,097	0.010%	1/02/13	$6,016,015
	Total Short-Term Investments (cost $6,016,015)			6,016,015
	Total Investments (cost $281,203,243) – 99.0%			292,589,307
	Other Assets Less Liabilities – 1.0%			2,959,253
	Net Assets – 100%			$295,548,560

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$—	$14,587	$—	$14,587
Convertible Bonds	—	4,275,009	—	4,275,009
Corporate Bonds	—	198,088,563	—	198,088,563
Variable Rate Senior Loan Interests	—	84,195,133	—	84,195,133
Short-Term Investments:
Repurchase Agreements	—	6,016,015	—	6,016,015
Total	$—	$292,589,307	$—	$292,589,307

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any

10	Nuveen Investments

transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $281,416,003.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$11,776,232
Depreciation	(602,928)
Net unrealized appreciation (depreciation) of investments	$11,173,304

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent Bank and/or borrower prior to the disposition of a Senior Loan.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond or senior loan, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund

December 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 5.1%

	Diversified Financial Services – 1.7%

$350	UPCB Finance III Limited, 144A	6.625%	7/01/20	BB–	$374,937
	Health Care Providers & Services – 1.4%

300	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B–	310,500
	IT Services – 1.0%

200	First Data Corporation	9.875%	9/24/15	B–	204,000
	Media – 0.4%

91	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	83,265
	Pharmaceuticals – 0.6%

125	Warner Chilcott Company LLC	7.750%	9/15/18	BB–	133,125
$1,066	Total Corporate Bonds (cost $1,080,875)				1,105,827

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 74.7% (4)

	Aerospace & Defense – 2.3%

$250	Sequa Corporation, Term Loan B	5.250%	6/18/17	B1	$252,083

237	Hamilton Sundstrand, Term Loan B	5.000%	12/05/19	B+	239,896
487	Total Aerospace & Defense				491,979
	Airlines – 1.4%

300	Delta Air Lines, Inc., Term Loan B1	5.250%	10/18/18	Ba2	302,719
	Auto Components – 1.2%

250	FleetPride Corporation, Term Loan, First Lien	5.250%	11/16/19	B1	251,042
	Biotechnology – 1.4%

107	Alkermes, Inc., 2019 Term Loan	4.500%	9/25/19	BB	107,801

198	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB–	197,782
305	Total Biotechnology				305,583
	Capital Markets – 3.3%

213	American Capital, LTD., Senior Secured Term Loan	5.500%	8/15/16	B+	216,219

494	Walter Investment Management Corporation, Tranche B, Term Loan	5.750%	11/28/17	B+	496,527
707	Total Capital Markets				712,746
	Commercial Services & Supplies – 2.7%

250	ADS Waste Holdings, Inc., Term Loan B	5.250%	10/09/19	B+	253,438

100	Ceridian Corporation, Extended Term Loan	5.959%	5/09/17	B1	100,050

236	Harland Clarke Holdings Corporation, Extended Term Loan	5.462%	6/30/17	B+	219,578
586	Total Commercial Services & Supplies				573,066
	Communications Equipment – 2.1%

238	Cricket Communications, Inc., Term Loan B	4.750%	10/10/19	Ba2	239,430

213	Riverbed Technology Inc., Term Loan, (WI/DD)	TBD	TBD	BBB–	214,625
451	Total Communications Equipment				454,055
	Computers & Peripherals – 0.9%

200	SunGard Data Systems, Inc., Term Loan D, (WI/DD)	TBD	TBD	BB	202,250
	Consumer Finance – 0.9%

198	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	200,607

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Food & Staples Retailing – 1.0%

$210	BJ Wholesale Club, Inc., Term Loan, First Lien	5.750%	9/26/19	B	$213,188
	Food Products – 3.1%

150	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	151,969

225	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	230,625

293	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B2	295,080
668	Total Food Products				677,674
	Health Care Equipment & Supplies – 1.2%

247	Kinetic Concepts, Inc., Term Loan C1	5.500%	5/04/18	Ba2	250,594
	Health Care Providers & Services – 5.6%

247	Golden Living, Term Loan	5.000%	5/04/18	B1	233,196

119	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB–	119,903

147	RegionalCare Hospital Partners Holdings Inc, Term Loan	8.000%	11/03/18	B	148,024

96	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB–	96,566

99	Select Medical Corporation, Tranche B, Term Loan A	5.500%	6/01/18	BB–	100,118

250	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B–	253,906

249	Truven Health Analytics, Inc., Term Loan B	5.750%	5/23/19	Ba3	250,152
1,207	Total Health Care Providers & Services				1,201,865
	Health Care Technology – 0.9%

181	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB–	183,191
	Hotels, Restaurants & Leisure – 3.0%

150	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.460%	1/28/18	B	134,363

248	Landry’s Restaurants, Inc., Term Loan B	6.500%	4/24/18	B+	251,227

250	MGM Resorts International, Term Loan B	4.250%	12/20/19	Ba2	253,047
648	Total Hotels, Restaurants & Leisure				638,637
	Independent Power Producers & Energy Traders – 0.5%

100	Calpine Corporation, Term Loan B3	4.500%	10/09/19	BB–	100,861
	Internet & Catalog Retail – 0.9%

200	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	200,500
	IT Services – 2.2%

100	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	99,875

89	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	74,485

299	Sabre, Inc., New Extended Term Loan	5.962%	12/29/17	B1	301,471
488	Total IT Services				475,831
	Leisure Equipment & Products – 1.6%

350	Equinox Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B1	353,500
	Machinery – 1.4%

300	Alliance Laundry Systems LLC, Term Loan, First Lien	5.500%	12/07/18	B2	303,375
	Media – 9.0%

92	Atlantic Broadband Finance LLC, Term Loan B	4.500%	9/20/19	Ba3	92,996

150	Cumulus Media, Inc., Term Loan, Second Lien, (WI/DD)	TBD	TBD	B2	154,875

211	EMI Music Publishing LLC, Term Loan B	5.500%	6/29/18	BB–	214,239

249	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	250,622

400	Tribune Company, Exit Term Loan B, (WI/DD)	TBD	TBD	BB+	400,050

93	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	Ba3	92,828

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

December 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Media (continued)

$200	Wave Division Holdings LLC, Term Loan B	5.500%	10/12/19	BB–	$202,373

275	WideOpenWest Finance LLC, Term Loan B	6.250%	7/12/18	B1	278,456

250	WMG Acquisition Corporation, New Term Loan, First Lien	5.250%	11/01/18	Ba2	253,229
1,920	Total Media				1,939,668
	Oil, Gas & Consumable Fuels – 5.1%

298	CCS Income Trust, Add on Term Loan B	6.500%	11/14/14	B1	297,998

225	El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	Ba3	226,888

350	Plains Exploration and Production Company, Term Loan	4.000%	10/15/19	Ba1	351,604

208	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B+	210,547
1,081	Total Oil, Gas & Consumable Fuels				1,087,037
	Pharmaceuticals – 8.9%

199	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	201,061

33	Generic Drug Holdings, Inc., Delayed Draw, Term Loan	4.750%	10/04/19	B1	33,016

217	Generic Drug Holdings, Inc., Term Loan B	6.000%	10/04/19	B+	220,109

308	Par Pharmaceutical Companies, Inc., Term Loan B	5.000%	9/30/19	B+	307,979

198	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	Ba3	200,898

399	Quintiles Transnational Corp., Term Loan B1	4.500%	6/08/18	BB–	399,000

100	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D	4.250%	2/13/19	BBB–	100,205

67	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB–	67,690

177	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB–	178,239

88	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB–	89,120

122	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB–	122,540
1,908	Total Pharmaceuticals				1,919,857
	Professional Services – 1.0%

219	CHG Healthcare, Term Loan, Second Lien	9.000%	11/19/20	CCC+	220,117
	Real Estate Investment Trust – 0.9%

193	iStar Financial, Inc., Term Loan	5.750%	10/15/17	BB–	195,206
	Semiconductors & Equipment – 1.4%

300	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	12/06/19	B+	301,781
	Software – 2.9%

243	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	246,918

174	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	176,058

200	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/14/18	B+	200,035
617	Total Software				623,011
	Specialty Retail – 2.4%

229	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B1	232,414

276	Tempur-Pedic International, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	280,045
505	Total Specialty Retail				512,459
	Textiles, Apparel & Luxury Goods – 2.3%

500	Phillips-Van Heusen Corporation, Term Loan B, (WI/DD)	TBD	TBD	BBB–	503,660
	Trading Companies & Distributors – 2.0%

423	Wesco Distribution Inc., Term Loan B	4.500%	12/04/19	Ba3	425,932
	Wireless Telecommunication Services – 1.2%

304	Clear Channel Communications, Inc., Tranche B, Term Loan	3.862%	1/29/16	CCC+	252,933
$16,053	Total Variable Rate Senior Loan Interests (cost $15,829,516)				16,074,924

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 24.5%

$5,275	Repurchase Agreement with State Street Bank, dated 12/31/12, repurchase price $5,275,365, collateralized by $5,095,000 U.S. Treasury Notes, 3.125%, due 11/15/41, value $5,382,720	0.010%	1/02/13	$5,275,362
	Total Short-Term Investments (cost $5,275,362)			5,275,362
	Total Investments (cost $22,185,753) – 104.3%			22,456,113
	Other Assets Less Liabilities – (4.3)%			(924,621)
	Net Assets Applicable to Common Shares – 100%			$21,531,492

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$1,105,827	$—	$1,105,827
Variable Rate Senior Loan Interests	—	16,074,924	—	16,074,924
Short-Term Investments:
Repurchase Agreements	—	5,275,362	—	5,275,362
Total	$—	$22,456,113	$—	$22,456,113

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

December 31, 2012

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $22,190,188.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$319,911
Depreciation	(53,986)
Net unrealized appreciation (depreciation) of investments	$265,925

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent Bank and/or borrower prior to the disposition of a Senior Loan.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

16	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony High Yield Bond Fund

December 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 80.0%

	Aerospace & Defense – 5.0%

$250	Sequa Corporation, 144A	7.000%	12/15/17	CCC+	$251,563
	Commercial Services & Supplies – 4.9%

250	313 Group Incorporated, 144A	6.375%	12/01/19	B1	247,813
	Energy Equipment & Services – 5.0%

250	Oil States International Inc., 144A	5.125%	1/15/23	BB+	253,437
	Health Care Equipment & Supplies – 4.2%

200	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	209,750
	Health Care Providers & Services – 4.7%

250	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	236,250
	Household Durables – 10.0%

250	Harbinger Group Inc., 144A	7.875%	7/15/19	B	247,812

250	Tempur Pedic International Inc., 144A	6.875%	12/15/20	B+	257,188
500	Total Household Durables				505,000
	Machinery – 5.1%

250	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	258,125
	Media – 16.6%

150	AMC Networks Inc.	4.750%	12/15/22	BB–	150,750

250	Cequel Communications Holding I LLC Capital	6.375%	9/15/20	BB–	260,312

200	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	199,500

250	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	228,750
850	Total Media				839,312
	Multiline Retail – 3.9%

200	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC	198,000
	Oil, Gas & Consumable Fuels – 3.1%

150	Magnum Hunter Resources Corporation	9.750%	5/15/20	Caa1	155,625
	Pharmaceuticals – 5.3%

250	Warner Chilcott Company LLC	7.750%	9/15/18	BB–	266,250
	Real Estate Investment Trust – 4.9%

250	FelCor Lodging LP, 144A	5.625%	3/01/23	B2	248,750
	Specialty Retail – 7.3%

200	Claires Stores, Inc., 144A	9.000%	3/15/19	B	214,500

150	Jo-Ann Stores Holdings Inc.	9.750%	10/15/19	CCC+	151,312
350	Total Specialty Retail				365,812
$4,000	Total Corporate Bonds (cost $4,018,961)				4,035,687

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 19.0% (4)

	Computers & Peripherals – 4.0%

$200	SunGard Data Systems, Inc., Term Loan D, (WI/DD)	TBD	TBD	BB	$202,250
	Hotels, Restaurants & Leisure – 5.0%

250	MGM Resorts International, Term Loan B	4.250%	12/20/19	Ba2	253,047

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Symphony High Yield Bond Fund (continued)

December 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Media – 5.0%

$250	Tribune Company, Exit Term Loan B, (WI/DD)	TBD	TBD	BB+	$250,031
	Textiles, Apparel & Luxury Goods – 5.0%

250	Philips-Van Heusen Corporation, Term Loan B, (WI/DD)	TBD	TBD	BBB–	251,831
$950	Total Variable Rate Senior Loan Interests (cost $945,003)				957,159

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 14.0%

$708	Repurchase Agreement with State Street Bank, dated 12/31/12, repurchase price $707,655, collateralized by $685,000 U.S. Treasury Bonds, 3.125%, due 11/15/41, value $723,683	0.010%	1/02/13		$707,654
	Total Short-Term Investments (cost $707,654)				707,654
	Total Investments (cost $5,671,618) – 113.0%				5,700,500
	Other Assets Less Liabilities – (13.0)%				(657,670)
	Net Assets – 100%				$5,042,830

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$4,035,687	$—	$4,035,687
Variable Rate Senior Loan Interests	—	957,159	—	957,159
Short-Term Investments:
Repurchase Agreements	—	707,654	—	707,654
Total	$—	$5,700,500	$—	$5,700,500

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

18	Nuveen Investments

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2012, the cost of investments was $5,671,921.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$43,974
Depreciation	(15,395)
Net unrealized appreciation (depreciation) of investments	$28,579

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a Senior Loan.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Nuveen Investments	19

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 1, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2013